Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rental Payments	The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2015, are as follows:
Year ended December 31	US$ thousands
2016	1,434
2017	582
2018 and on	861